Vessels, net	12 Months Ended
Dec. 31, 2022
Vessels, net [Abstract]
Vessels, net
6.      Vessels, net

Vessels’ acquisitions and Vessels’ Improvements - Continuing Operations

During 2021, the Company capitalized in Vessels, net an amount of $2,218, mainly representing costs for the installation of ballast water treatment system on the tanker vessels “Briolette” and “P. Fos”, out of which $1,758 has been settled until December 31, 2021 and is included in Payments for vessels’ improvements in the accompanying consolidated statement of cash flows. Additionally, an amount of $558 relating to the installation costs of the ballast water treatment system of the vessel “Blue Moon”, whose scheduled special survey was in progress as of December 31, 2021, is included in Other non-current assets in the accompanying 2021 consolidated balance sheets. Out of the $558 of these installation costs, $19 have been paid until December 31, 2021 and is included in Payments for vessels’ improvements in the accompanying consolidated statement of cash flows.

During 2022, the Company capitalized in Vessels, net an aggregate amount of $1,218, out of which $558 was transferred from other non-current assets, representing costs for the installation of ballast water treatment system on the vessel “Blue Moon”. During the year, $1,199 of these costs have been paid and are included in line “Payments for vessels’ improvements” in the accompanying consolidated statements of cash flows. Furthermore, in 2022, the Company capitalized in other non-current assets an amount of $450, representing advances paid for the installation of ballast water treatment system on the vessel “P. Kikuma”, also included in line “Payments for vessels’ improvements” in the accompanying consolidated statements of cash flows.

From June to November 2022, the Company, through four newly established subsidiaries, entered into four memoranda of agreement with unrelated parties to acquire the Aframax tanker vessels “P. Sophia”, “P. Aliki”, “P. Monterey”, and “P. Long Beach”, for a purchase price of $27,577, $36,500, $35,000, and $43,750, respectively. The vessels were delivered to the Company from July to December 2022. Aggregate pre-delivery costs capitalized in connection with these vessels’ acquisition amounted to $677.

Vessel’s Disposals – Continuing and Discontinued Operations

In October 2022, the Company, through one of its subsidiaries, entered into a memorandum of agreement to sell the Aframax tanker vessel “P. Fos” to unrelated parties for an aggregate gross price of $34,000. The vessel was delivered to her new owners in November 2022 and the Company received the sale proceeds in accordance with the terms of the contract. For 2022, the gain on sale of vessels, net of direct to sale expenses, amounted to $9,543 and is reflected in Gain on vessel’s sale in the accompanying consolidated statement of operations.

In January and August 2020, the Company, through two of its subsidiaries, agreed to sell the container vessels “Rotterdam” and “Domingo” to unrelated parties for an aggregate gross price of $24,100. The vessels were delivered to their new owners in April and August 2020, respectively, and the Company received the sale proceeds in accordance with the terms of the contracts. For 2020, the gain on sale of vessels, net of direct to sale expenses, amounted to $319. The gain on vessels’ sale is included in Net income/(loss) from discontinued operations in the accompanying consolidated statement of operations.

Vessels’ impairment – Discontinued Operations

In 2020, the Company, taking into account the provisions of ASC 360 and factors such as the vessels’ age and employment prospects under the then current market conditions, determined the future undiscounted cash flows for each of its vessels, considering its various alternatives, including sale possibilities. During 2020, the carrying values of one of the Company’s containers vessels was impaired as a result of its classification as “held for sale”. More specifically, in 2020, an impairment loss of $339 was recognized in connection with the container vessels’ “Rotterdam” held for sale classification on the March 31, 2020 balance sheets, as the vessel’s carrying value exceeded its fair value, less costs to sell. The vessel was measured at fair value on a non-recurring basis as a result of its “held for sale” classification and their fair value was determined through Level 2 inputs of the fair value hierarchy making also use of available market data for the market value of vessels with similar characteristics. The fair value of the impaired vessel as of the testing date were $18,130 in 2020.

In 2020, the impairment loss recognized by the Company for its container vessels amounted to $339 and is included in Net income/(loss) from discontinued operations in the accompanying consolidated statement of operations.

The amounts of Vessels, net, in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2020	$134,564	$(6,456)	$128,108
- Vessels’ improvements	2,218	-	2,218
- Depreciation	-	(7,290)	(7,290)
Balance, December 31, 2021	$136,782	$(13,746)	$123,036
- Vessels’ acquisitions	143,504	-	143,504
- Vessels’ improvements transferred from other non-current assets	558	-	558
- Vessels’ improvements	660	-	660
- Vessels’ disposals	(27,208)	4,688	(22,520)
- Depreciation	-	(8,631)	(8,631)
Balance, December 31, 2022	$254,296	$(17,689)	$236,607